Description of Organization and Business Operations (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Sep. 05, 2024	Feb. 11, 2022	Nov. 22, 2021	Feb. 28, 2025	Nov. 30, 2024	Apr. 30, 2025	Apr. 09, 2025	Mar. 31, 2025	Mar. 11, 2025	Jan. 31, 2025	Jan. 28, 2025	Dec. 31, 2024	Aug. 31, 2024	Aug. 11, 2024	May 09, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Jul. 18, 2023
Evergreen Merger Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized												499,000,000				499,000,000
Common stock, par value												$ 0.0001				$ 0.0001
Preferred stock, shares authorized												1,000,000				1,000,000
Preferred stock, par value												$ 0.0001				$ 0.0001
Redemption price per share																	$ 0.1
Evergreen Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000												1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001												$ 0.0001
Deferred underwriting fee payable				$ 4,025,000	$ 4,025,000												$ 4,025,000
Cash				$ 10,576	$ 4,553												$ 146,933
Initial public offering price	$ 10.00
Minimum market value net asset held in trust account, percentage				80.00%	80.00%
Minimum post-business combination ownership				50.00%	50.00%
Restricted redemption rights percentage				20.00%	20.00%
Redemption percentage of outstanding shares				100.00%	100.00%
Sale of stock, description				In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Redemption price per share																	$ 0.1
Aggregate consideration for merger	$ 105,000,000
Shares issued for merger	10,500,000
Evergreen Corporation [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets held in trust							$ 110,365		$ 110,365
Evergreen Corporation [Member] | EVGR Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shareholders redeem an ordinary shares, value															$ 32,364,393
Evergreen Corporation [Member] | Evergreen LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets held in trust				$ 110,365						$ 80,000		$ 80,000	$ 80,000			$ 160,000	$ 160,000	$ 160,000
Evergreen Corporation [Member] | Evergreen LLC [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets held in trust						$ 110,365		$ 110,365
Evergreen Corporation [Member] | IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction		10,000,000
Gross proceeds from public offering		$ 100,000,000
Transaction costs		8,557,887
Underwriting fees		1,800,000
Deferred underwriting fee payable		4,025,000
Assets held in trust		1,725,000
Stock issuance costs		1,007,887
Cash		$ 1,519,359
Initial public offering price		$ 10.15		$ 10.15	$ 10.00
Net proceeds from public offering		$ 116,725,000
Shares issued for merger		11,500,000
Shares price per share		$ 10.00
Evergreen Corporation [Member] | Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction		532,500
Initial public offering price		$ 10.00
Net proceeds from public offering		$ 5,325,000
Evergreen Corporation [Member] | Private Placement [Member] | Evergreen LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction		480,000
Initial public offering price		$ 10.00
Proceeds from issuance of private placement		$ 4,800,000
Evergreen Corporation [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction		1,500,000
Underwriting fees				$ 2,000,000	$ 2,000,000
Deferred underwriting fee payable				$ 3,500,000	$ 3,500,000
Initial public offering price		$ 10.00
Proceeds from over-allotment option		$ 15,000,000
Evergreen Corporation [Member] | Option Private Placement Units [Member] | Evergreen LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Sale of stock, number of shares issued in transaction		52,500
Initial public offering price		$ 10.00
Common Class A [Member] | Evergreen Merger Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized												479,000,000
Common stock, par value												$ 0.0001
Common Class A [Member] | Evergreen Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized				479,000,000	479,000,000												479,000,000
Common stock, par value				$ 0.0001	$ 0.0001												$ 0.0001
Shareholders redeem an ordinary shares, value														$ 160,000	$ 80,000				$ 160,000
Redemption price per share											$ 0.05			$ 0.055	$ 0.03				$ 0.055
Redemption share				2,207,300	4,663,957						2,456,657			4,004,330	2,831,713		7,495,670		4,004,330
Redemption share value											$ 29,476,971
Common Class A [Member] | Evergreen Corporation [Member] | Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value											$ 0.05
Redemption price per share											$ 0.05
Redemption share											2,456,657
Shares price per share											$ 12.00
Common Class A [Member] | Evergreen Corporation [Member] | EVGR Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shareholders redeem an ordinary shares, value															$ 32,364,393
Redemption share															2,831,713
Common Class B [Member] | Evergreen Merger Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized												20,000,000
Common stock, par value												$ 0.0001
Common Class B [Member] | Evergreen Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares authorized				20,000,000	20,000,000												20,000,000
Common stock, par value				$ 0.0001	$ 0.0001												$ 0.0001
Common Class B [Member] | Evergreen Corporation [Member] | Evergreen LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares issued for merger			2,875,000